Schedule of other income (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other Income and Expenses [Abstract]
Government grants	$ 107,341	$ 138,073	$ 163,846	$ 36,086
Cash fund transfer rebates	1,715	2,206	19	3,063
Interest income	20,650	26,562
Usage of ISO13485 certified facilities	52,565	67,614	10,000
Other operating income expense net	$ 182,271	$ 234,455	$ 173,865	$ 39,149